UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21761

KEELEY FUNDS, INC.
 (Exact name of registrant as specified in charter)

111 West Jackson Boulevard
SUITE 810
CHICAGO, IL 60604
 (Address of principal executive offices) (Zip code)

ALAN GOLDBERG
STRADLEY RONON STEVENS & YOUNG, LLP
191 NORTH WACKER DRIVE, SUITE 1601
CHICAGO, IL 60606
 (Name and address of agent for service)

312-786-5000
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2016

Date of reporting period:  June 30, 2016

Item 1. Schedule of Investments.
Keeley Small Cap Value Fund
Schedule of Investments
6/30/2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.29%
	Building Products - 2.23%
276,428	A.O. Smith Corporation	$24,356,071
	Chemicals - 4.21%
815,800	Chemtura Corp. (a)	21,520,804
343,855	Sensient Technologies Corp.	24,427,459
		45,948,263
	Commercial Banks - 10.43%
674,200	BancorpSouth, Inc.	15,297,598
397,800	BOK Financial Corp. (b)	24,942,060
1,341,728	Hilltop Holdings, Inc. (a)	28,162,870
606,800	Synovus Financial Corp.	17,591,132
525,875	UMB Financial Corp.	27,981,809
		113,975,469
	Commercial Services & Supplies - 4.24%
606,810	ABM Industries, Inc.	22,136,429
714,682	Ritchie Bros. Auctioneers, Inc. (b)	24,141,958
		46,278,387
	Communications Equipment - 1.77%
3,067,688	Mitel Networks Corp. (a) (b)	19,295,758
	Computer & Peripherals - 1.73%
761,089	Diebold, Inc.	18,897,840
	Diversified Consumer Services - 1.08%
755,170	Houghton Mifflin Harcourt Co. (a)	11,803,307
	Diversified Financial Services - 1.67%
680,941	Air Lease Corp.	18,235,600
	Electric Utilities - 1.68%
283,218	Allete, Inc.	18,304,379
	Electrical Equipment - 2.06%
377,600	Generac Holdings, Inc. (a) (b)	13,200,896
168,600	Regal Beloit Corp.	9,281,430
		22,482,326
	Electronic Equipment, Instruments & Components - 1.25%
997,900	Knowles Corp. (a) (b)	13,651,272
	Food Products - 1.60%
930,500	Flowers Foods, Inc.	17,446,875
	Gas Utilities - 2.26%
782,100	South Jersey Industries, Inc. (b)	24,730,002
	Health Care Equipment & Supplies - 2.30%
323,639	Alere, Inc. (a) (b)	13,489,273
666,867	Wright Medical Group N.V. (a)	11,583,480
		25,072,753
	Hotels, Restaurants & Leisure - 5.28%
680,900	Bloomin' Brands, Inc.	12,167,683
1,901,231	Denny's Corp. (a)	20,400,209
182,000	Vail Resorts, Inc.	25,157,860
		57,725,752

	Household Durables - 1.27%
1,173,078	Tri Pointe Group, Inc. (a)	13,865,782
	Industrial Conglomerates - 1.58%
539,400	ITT Corp.	17,250,012
	Insurance - 1.12%
144,866	Hanover Insurance Group, Inc.	12,258,561
	IT Services - 1.17%
143,600	Wex, Inc. (a)	12,733,012
	Leisure Products - 1.44%
330,414	Vista Outdoor, Inc. (a)	15,770,660
	Machinery - 4.93%
289,893	EnPro Industries, Inc.	12,868,350
451,724	ESCO Technologies, Inc.	18,041,857
375,474	John Bean Technologies Corp.	22,986,518
		53,896,725
	Media - 4.82%
1,065,256	Media General, Inc. (a)	18,311,751
453,800	Nexstar Broadcasting Group, Inc. (b)	21,591,804
775,354	Time, Inc.	12,762,327
		52,665,882
	Metals & Mining - 3.22%
674,200	Commercial Metals Co.	11,393,980
262,925	Kaiser Aluminum Corp.	23,771,049
		35,165,029
	Multi-Utilities - 3.93%
357,300	Black Hills Corp. (b)	22,524,192
323,600	Northwestern Corp.	20,409,452
		42,933,644
	Oil, Gas & Consumable Fuels - 3.13%
869,800	Parsley Energy, Inc. (a)	23,536,788
1,591,223	Synergy Resources Corp. (a)	10,597,545
		34,134,333
	Paper & Forest Products - 0.76%
640,474	Kapstone Paper & Packaging Corp.	8,332,567
	Real Estate Investment Trusts (REITs) - 9.71%
974,900	CareTrust REIT, Inc. (b)	13,434,122
485,384	Gaming & Leisure Properties, Inc.	16,736,040
482,100	OUTFRONT Media, Inc.	11,652,357
417,974	Ryman Hospitality Properties, Inc.	21,170,383
782,111	Sabra Health Care REIT, Inc.	16,138,861
512,372	Urban Edge Properties (b)	15,299,428
694,500	Xenia Hotels & Resorts, Inc.	11,653,710
		106,084,901
	Real Estate Management & Development - 3.77%
1,073,603	Forestar Group, Inc. (a)	12,765,140
1,497,400	Kennedy-Wilson Holdings, Inc.	28,390,704
		41,155,844
	Road & Rail - 0.76%
141,600	Genesee & Wyoming, Inc. (a)	8,347,320
	Software - 1.10%
364,119	Verint Systems, Inc. (a)	12,063,262
	Specialty Retail - 3.56%
566,330	CST Brands, Inc.	24,397,497
461,766	Penske Automotive Group, Inc.	14,527,158
		38,924,655

	Thrifts & Mortgage Finance - 5.23%
249,400	Iberiabank Corp.	14,896,662
1,813,600	Kearny Financial Corp.	22,815,088
991,100	Provident Financial Services, Inc.	19,465,204
		57,176,954
	Total Common Stocks (Cost $873,093,513)	$1,040,963,197

Principal Amount
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.20%
	Repurchase Agreements - 2.06%
$22,500,000	Credit Suisse First Boston Repurchase Agreement, Dated 6/30/2016, 0.38%,
	due 7/1/2016, (Repurchased proceeds $22,500,238); [Collateralized by
	$22,500,001 in various U.S. Treasury Securities, 0.00% - 2.00%, 09/30/2020 - 02/15/2035 (Market Value $22,950,001)]	$22,500,000
Shares
	Money Market Funds - 0.14%
1,053,387	Goldman Sachs Financial Square Money Market Fund - Institutional Class, 0.39%	1,053,387
417,828	JPMorgan Prime Money Market Fund - Institutional Class, 0.40%	417,828
		1,471,215
	Total Investments Purchased With Proceeds From Securities Lending (Cost $23,971,215)	$23,971,215

	SHORT TERM INVESTMENTS - 3.08%
	Money Market Funds - 3.08%
33,654,223	Fidelity Institutional Money Market Portfolio - Institutional Class, 0.27%	$33,654,223
	Total Short Term Investments (Cost $33,654,223)	$33,654,223

	Total Investments - 100.57% (Cost $930,718,951)	$1,098,588,635
	Liabilities in Excess of Other Assets - (0.57)%	(6,223,712)
	TOTAL NET ASSETS - 100.00%	$1,092,364,923

Percentages are stated as a percent of net assets.

(a)	Non Income Producing.
(b)	All or a portion of security is out on loan. See Note 1 in the Notes to the Schedule of Investments.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

Keeley Small Cap Dividend Value Fund
Schedule of Investments
6/30/2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.42%
	Automobiles - 1.79%
77,100	Winnebago Industries, Inc.	$1,767,132
	Capital Markets - 4.62%
132,790	Silvercrest Asset Management Group, Inc.	1,625,350
81,290	Solar Cap Ltd.	1,548,574
77,020	Virtu Financial, Inc.	1,386,360
		4,560,284
	Chemicals - 1.98%
18,320	Hawkins, Inc.	795,271
27,360	Innophos Holdings, Inc.	1,154,866
		1,950,137
	Commercial Banks - 11.74%
86,100	BancorpSouth, Inc.	1,953,609
52,630	Columbia Banking System, Inc.	1,476,798
44,480	Glacier Bancorp, Inc.	1,182,278
62,000	Hanmi Financial Corp.	1,456,380
57,176	LegacyTexas Financial Group, Inc.	1,538,606
27,300	Union Bankshares Corp.	674,583
33,300	Wintrust Financial Corp.	1,698,300
64,400	Yadkin Financial Corp.	1,615,796
		11,596,350
	Commercial Services & Supplies - 3.46%
235,110	CECO Environmental Corp.	2,054,862
20,490	Deluxe Corp.	1,359,921
		3,414,783
	Computer & Peripherals - 0.90%
35,820	Diebold, Inc.	889,411
	Construction & Engineering - 1.07%
55,800	Primoris Services Corp.	1,056,294
	Electric Utilities - 2.06%
18,475	Allete, Inc.	1,194,039
17,700	El Paso Electric Co.	836,679
		2,030,718
	Electrical Equipment - 2.50%
24,551	AZZ, Inc.	1,472,569
18,100	Regal Beloit Corp.	996,405
		2,468,974
	Electronic Equipment, Instruments & Components - 3.56%
109,885	AVX Corp.	1,492,238
118,340	Daktronics, Inc.	739,625
26,880	Dolby Laboratories, Inc.	1,286,208
		3,518,071
	Energy Equipment & Services - 0.50%
26,540	Superior Energy Services, Inc.	488,601
	Food Products - 1.48%
16,900	Sanderson Farms, Inc.	1,464,216
	Gas Utilities - 1.26%
39,460	South Jersey Industries, Inc.	1,247,725
	Health Care Equipment & Supplies - 1.12%
56,800	Meridian Bioscience, Inc.	1,107,600

	Health Care Providers & Services - 3.31%
33,240	Aceto Corp.	727,624
11,075	Chemed Corp.	1,509,633
27,700	Owens & Minor, Inc.	1,035,426
		3,272,683
	Hotels, Restaurants & Leisure - 2.81%
16,430	Bob Evans Farms, Inc.	623,518
31,430	Marriott Vacations Worldwide Corp.	2,152,641
		2,776,159
	Household Durables - 1.21%
21,251	Nacco Industries, Inc.	1,190,056
	Independent Power and Renewable Electricity Producers - 0.68%
35,880	Atlantica Yield PLC	666,650
	Insurance - 4.01%
25,300	Arthur J. Gallagher & Co.	1,204,280
30,504	FBL Financial Group, Inc.	1,850,678
26,720	James River Group Holdings Ltd.	907,411
		3,962,369
	IT Services - 0.98%
66,570	EPIQ Systems, Inc.	971,922
	Machinery - 3.14%
29,120	Alamo Group, Inc.	1,921,047
19,250	John Bean Technologies Corp.	1,178,485
		3,099,532
	Media - 1.63%
10,360	Nexstar Broadcasting Group, Inc.	492,929
68,020	Time, Inc.	1,119,609
		1,612,538
	Metals & Mining - 1.66%
96,690	Commercial Metals Co.	1,634,061
	Multi-line Retail - 0.37%
74,400	Stage Stores, Inc.	363,072
	Multi-Utilities - 2.02%
16,070	Black Hills Corp.	1,013,053
15,630	Northwestern Corp.	985,784
		1,998,837
	Oil, Gas & Consumable Fuels - 2.59%
144,030	Alon USA Energy, Inc.	933,314
34,300	World Fuel Services Corp.	1,628,907
		2,562,221
	Paper & Forest Products - 1.18%
145,650	Mercer International, Inc.	1,162,287
	Professional Services - 1.36%
90,914	Resources Connection, Inc.	1,343,709

	Real Estate Investment Trusts (REITs) - 15.35%
118,333	CareTrust REIT, Inc.	1,630,629
35,360	CorEnergy Infrastructure Trust. Inc.	1,020,136
23,430	EdR	1,081,060
274,208	Gramercy Property Trust, Inc.	2,528,198
79,015	National Storage Affiliates	1,645,092
76,060	OUTFRONT Media, Inc.	1,838,370
21,920	Potlatch Corp.	747,472
21,730	Ryman Hospitality Properties, Inc.	1,100,624
57,205	Sabra Health Care REIT, Inc.	1,180,425
62,400	STAG Industrial, Inc.	1,485,744
53,575	Xenia Hotels & Resorts, Inc.	898,989
		15,156,739
	Semiconductors & Semiconductor Equipment - 2.89%
175,550	Cypress Semiconductor Corp.	1,852,053
98,061	IXYS Corp.	1,005,125
		2,857,178
	Specialty Retail - 1.49%
34,220	CST Brands, Inc.	1,474,198
	Textiles, Apparel & Luxury Goods - 2.66%
53,371	Culp, Inc.	1,474,641
53,355	Movado Group, Inc.	1,156,736
		2,631,377
	Thrifts & Mortgage Finance - 5.74%
51,920	Berkshire Hills Bancorp, Inc.	1,397,686
24,790	Iberiabank Corp.	1,480,707
66,400	Oritani Financial Corp.	1,061,736
72,000	Provident Financial Services, Inc.	1,414,080
24,170	United Financial Bancorp, Inc.	313,727
		5,667,936
	Trading Companies & Distributors - 0.43%
38,500	Textainer Group Holdings Ltd.	428,890
	Transportation Infrastructure - 1.36%
18,100	Macquarie Infrastructure Company LLC	1,340,305
	Water Utilities - 1.51%
42,725	California Water Service Group	1,492,384
	Total Common Stocks (Cost $81,598,703)	$95,225,399

	SHORT TERM INVESTMENTS - 2.32%
	Money Market Funds - 2.32%
2,293,451	Fidelity Institutional Money Market Portfolio - Institutional Class, 0.27%	$2,293,451
	Total Short Term Investments (Cost $2,293,451)	$2,293,451

	Total Investments - 98.74% (Cost $83,892,154)	$97,518,850
	Other Assets in Excess of Liabilities - 1.26%	1,245,730
	TOTAL NET ASSETS - 100.00%	$98,764,580

Percentages are stated as a percent of net assets.

(a)	Non Income Producing.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

Keeley Small-Mid Cap Value Fund
Schedule of Investments
6/30/2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.84%
	Aerospace & Defense - 1.81%
32,720	Orbital ATK, Inc.	$2,785,781
	Auto Components - 1.18%
29,000	Delphi Automotive PLC	1,815,400
	Building Products - 1.82%
31,760	A.O. Smith Corporation	2,798,374
	Capital Markets - 1.50%
173,046	OM Asset Management PLC	2,310,164
	Chemicals - 5.30%
29,000	Ashland, Inc.	3,328,330
117,030	Chemtura Corp. (a)	3,087,251
130,020	Huntsman Corp.	1,748,769
		8,164,350
	Commercial Banks - 8.92%
56,140	BOK Financial Corp.	3,519,978
130,000	Hanmi Financial Corp.	3,053,700
151,580	Investors Bancorp, Inc.	1,679,506
63,630	Synovus Financial Corp.	1,844,634
68,340	UMB Financial Corp.	3,636,371
		13,734,189
	Commercial Services & Supplies - 1.37%
43,020	Copart, Inc. (a)	2,108,410
	Communications Equipment - 1.76%
431,580	Mitel Networks Corp. (a)	2,714,638
	Diversified Consumer Services - 1.58%
102,930	Carriage Services, Inc.	2,437,382
	Diversified Financial Services - 4.14%
62,670	Air Lease Corp.	1,678,303
58,000	Fidelity National Financial, Inc.	2,175,000
101,970	Voya Financial, Inc.	2,524,777
		6,378,080
	Electrical Equipment - 1.98%
50,520	Generac Holdings, Inc. (a)	1,766,179
23,340	Regal Beloit Corp.	1,284,867
		3,051,046
	Electronic Equipment, Instruments & Components - 0.92%
102,900	Knowles Corp. (a)	1,407,672
	Food Products - 0.90%
73,930	Flowers Foods, Inc.	1,386,188
	Health Care Equipment & Supplies - 1.18%
104,210	Wright Medical Group N.V. (a)	1,810,128
	Health Care Providers & Services - 1.58%
18,700	Laboratory Corporation of America Holdings (a)	2,436,049
	Home Furnishings - 1.62%
43,020	Fortune Brands Home & Security, Inc.	2,493,869
	Hotels, Restaurants & Leisure - 4.42%
228,890	Del Taco Restaurants, Inc. (a)	2,082,899
165,700	Denny's Corp. (a)	1,777,961
43,020	Marriott Vacations Worldwide Corp.	2,946,440
		6,807,300
	Household Durables - 1.04%
135,640	Tri Pointe Group, Inc. (a)	1,603,265
	Household Products - 1.81%
23,370	Spectrum Brands Holdings, Inc.	2,788,275
	Industrial Conglomerates - 1.67%
80,480	ITT Corp.	2,573,750
	Insurance - 1.98%
83,340	Allied World Assurance Company Holdings, AG	2,928,568
1,412	Hanover Insurance Group, Inc.	119,483
		3,048,051
	IT Services - 4.26%
43,020	Broadridge Financial Solutions, Inc.	2,804,904
68,300	CSRA, Inc.	1,600,269
24,330	WEX, Inc. (a)	2,157,341
		6,562,514
	Machinery - 5.02%
41,210	EnPro Industries, Inc.	1,829,312
62,670	ESCO Technologies, Inc.	2,503,040
55,290	John Bean Technologies Corp.	3,384,854
		7,717,206

	Media - 4.82%
73,760	Starz (a)	2,206,899
87,100	TEGNA, Inc.	2,018,107
81,410	Tribune Co.	3,189,644
		7,414,650
	Metals & Mining - 2.67%
107,610	Commercial Metals Co.	1,818,609
25,280	Kaiser Aluminum Corp.	2,285,565
		4,104,174
	Multi-Utilities - 4.37%
139,380	MDU Resources Group, Inc.	3,345,120
225,510	NRG Energy, Inc.	3,380,395
		6,725,515
	Oil, Gas & Consumable Fuels - 2.23%
71,110	Energen Corp.	3,428,213
	Real Estate Investment Trusts (REITs) - 12.98%
171,230	CareTrust REIT, Inc.	2,359,549
103,820	Equity Commonwealth (a)	3,024,276
78,835	Gaming & Leisure Properties, Inc.	2,718,231
80,283	Iron Mountain, Inc.	3,197,672
29,950	Lamar Advertising Co.	1,985,685
43,020	Ryman Hospitality Properties, Inc.	2,178,963
116,960	Sabra Health Care REIT, Inc.	2,413,470
164,460	Spirit Realty Capital, Inc.	2,100,154
		19,978,000
	Real Estate Management & Development - 0.68%
88,050	Forestar Group, Inc. (a)	1,046,915
	Road & Rail - 1.26%
31,760	Ryder System, Inc.	1,941,806
	Software - 2.27%
37,390	CDK Global, Inc.	2,074,771
43,020	Verint Systems, Inc. (a)	1,425,253
		3,500,024
	Specialty Retail - 4.23%
38,350	Cabelas, Inc. (a)	1,919,801
75,840	CST Brands, Inc.	3,267,187
42,170	Penske Automotive Group, Inc.	1,326,668
		6,513,656
	Textiles, Apparel & Luxury Goods - 2.91%
72,980	Hanesbrands, Inc.	1,833,988
28,070	PVH Corp.	2,645,036
		4,479,024
	Water Utilities - 1.66%
30,240	American Water Works Company, Inc.	2,555,582
	Total Common Stocks (Cost $117,476,845)	$150,619,640

	SHORT TERM INVESTMENTS - 2.00%
	Money Market Funds - 2.00%
3,081,759	Fidelity Institutional Money Market Portfolio - Institutional Class, 0.27%	$3,081,759
	Total Short Term Investments (Cost $3,081,759)	$3,081,759

	Total Investments - 99.84% (Cost $120,558,604)	$153,701,399
	Other Assets in Excess of Liabilities - 0.16%	242,473
	TOTAL NET ASSETS - 100.00%	$153,943,872

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

Keeley Mid Cap Dividend Value Fund
Schedule of Investments
6/30/2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.92%
	Auto Components - 1.25%
10,025	Autoliv, Inc.	$1,077,186
	Capital Markets - 2.01%
10,575	Ameriprise Financial, Inc.	950,164
27,340	Federated Investors, Inc.	786,845
		1,737,009
	Chemicals - 3.70%
22,455	FMC Corp.	1,039,891
60,020	Huntsman Corp.	807,269
26,925	RPM International, Inc.	1,344,904
		3,192,064
	Commercial Banks - 7.39%
58,325	Associated Banc-Corp.	1,000,274
29,374	BOK Financial Corp.	1,841,749
29,750	Comerica, Inc.	1,223,618
19,150	UMB Financial Corp.	1,018,972
83,500	Umpqua Holdings Corp.	1,291,744
		6,376,357
	Commercial Services & Supplies - 2.35%
7,600	Dun & Bradstreet Corp.	925,984
32,670	Ritchie Bros. Auctioneers, Inc.	1,103,593
		2,029,577
	Communications Equipment - 1.47%
15,195	Harris Corp.	1,267,871
	Construction Materials - 2.62%
18,825	Vulcan Materials Co.	2,265,777
	Consumer Finance - 1.52%
24,505	Discover Financial Services	1,313,223
	Containers & Packaging - 1.03%
22,875	WestRock Co.	889,151
	Diversified Financial Services - 3.88%
42,400	Air Lease Corp.	1,135,472
39,525	CIT Group, Inc.	1,261,243
38,500	Voya Financial, Inc.	953,260
		3,349,975
	Electric Utilities - 1.31%
30,025	PPL Corp.	1,133,444
	Electronic Equipment, Instruments & Components - 1.21%
21,870	Dolby Laboratories, Inc.	1,046,480
	Energy Equipment & Services - 1.24%
58,225	Superior Energy Services, Inc.	1,071,922
	Food Products - 1.58%
28,625	ConAgra Foods, Inc.	1,368,561
	Gas Utilities - 3.10%
23,250	National Fuel Gas Co.	1,322,460
29,900	UGI Corp.	1,352,975
		2,675,435

	Health Care Equipment & Supplies - 0.97%
10,710	St. Jude Medical, Inc.	835,380
	Health Care Providers & Services - 2.52%
9,200	AmerisourceBergen Corp.	729,744
11,275	CIGNA Corp.	1,443,087
		2,172,831
	Hotels, Restaurants & Leisure - 1.35%
16,300	Wyndham Worldwide Corp.	1,161,049
	Industrial Conglomerates - 1.69%
45,470	ITT Corp.	1,454,131
	Insurance - 4.73%
22,700	Arthur J. Gallagher & Co.	1,080,520
33,490	Lincoln National Corp.	1,298,407
17,525	Reinsurance Group of America, Inc.	1,699,750
		4,078,677
	IT Services - 7.85%
19,550	Broadridge Financial Solutions, Inc.	1,274,660
29,520	Computer Sciences Corp.	1,465,668
54,940	CSRA, Inc.	1,287,244
15,475	Fidelity National Information Services, Inc.	1,140,198
30,205	Total System Services, Inc.	1,604,187
		6,771,957
	Life Sciences Tools & Services - 0.97%
18,810	Agilent Technologies, Inc.	834,412
	Machinery - 2.39%
25,700	Oshkosh Corp.	1,226,147
5,300	Snap-On, Inc.	836,446
		2,062,593
	Media - 3.03%
21,425	Scripps Networks Interactive, Inc.	1,334,135
55,355	TEGNA, Inc.	1,282,575
		2,616,710
	Multi-Utilities - 6.11%
17,300	Black Hills Corp.	1,090,592
64,075	MDU Resources Group, Inc.	1,537,800
91,400	NRG Energy, Inc.	1,370,086
38,950	OGE Energy Corp.	1,275,613
		5,274,091
	Oil, Gas & Consumable Fuels - 5.16%
43,100	Cabot Oil & Gas Corp.	1,109,394
23,285	Energen Corp.	1,122,570
14,425	EQT Corp.	1,116,928
46,475	HollyFrontier Corp.	1,104,711
		4,453,603
	Real Estate Investment Trusts (REITs) - 15.32%
9,000	Alexandria Real Estate Equities, Inc.	931,680
44,225	Brixmor Property Group, Inc.	1,170,194
77,975	DDR Corp.	1,414,467
18,350	EPR Properties	1,480,478
14,200	Equity Lifestyle Properties, Inc.	1,136,710
34,300	Healthcare Trust of America, Inc.	1,109,262
57,140	Iron Mountain, Inc.	2,275,885
20,805	Lamar Advertising Co.	1,379,372
119,190	Spirit Realty Capital, Inc.	1,522,056
47,550	Xenia Hotels & Resorts, Inc.	797,889
		13,217,993

	Road & Rail - 1.32%
18,630	Ryder System, Inc.	1,139,038
	Semiconductors & Semiconductor Equipment - 1.17%
21,615	Linear Technology Corp.	1,005,746
	Specialty Retail - 2.41%
49,025	American Eagle Outfitters	780,968
23,700	Foot Locker, Inc.	1,300,182
		2,081,150
	Textiles, Apparel & Luxury Goods - 0.92%
8,875	Ralph Lauren Corp.	795,378
	Transportation Infrastructure - 1.53%
17,845	Macquarie Infrastructure Company LLC	1,321,422
	Water Utilities - 0.82%
8,330	American Water Works Company, Inc.	703,968
	Total Common Stocks (Cost $68,360,230)	$82,774,161

	SHORT TERM INVESTMENTS - 4.24%
	Money Market Funds - 4.24%
3,658,359	Fidelity Institutional Money Market Portfolio - Institutional Class, 0.27%	$3,658,359
	Total Short Term Investments (Cost $3,658,359)	$3,658,359

	Total Investments - 100.16% (Cost $72,018,589)	$86,432,520
	Liabilities in Excess of Other Assets - (0.16)%	(141,150)
	TOTAL NET ASSETS - 100.00%	$86,291,370

Percentages are stated as a percent of net assets.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

Keeley All Cap Value Fund
Schedule of Investments
6/30/2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.41%
	Aerospace & Defense - 2.08%
12,610	United Technologies Corp.	$1,293,156
	Beverages - 3.44%
21,120	Molson Coors Brewing Co.	2,135,866
	Biotechnology - 3.41%
11,484	Shire PLC - ADR	2,113,911
	Capital Markets - 2.67%
135,235	Silvercrest Asset Management Group, Inc.	1,655,276
	Chemicals - 3.69%
19,940	Ashland, Inc.	2,288,514
	Commercial Banks - 7.20%
41,250	BOK Financial Corp.	2,586,375
35,340	UMB Financial Corp.	1,880,441
		4,466,816
	Consumer Finance - 1.97%
22,790	Discover Financial Services	1,221,316
	Diversified Financial Services - 6.28%
64,320	Air Lease Corp.	1,722,489
87,730	Voya Financial, Inc.	2,172,195
		3,894,684
	Electronic Equipment, Instruments & Components - 1.80%
81,850	Knowles Corp. (a)	1,119,708
	Energy Equipment & Services - 2.09%
22,250	Dril-Quip, Inc. (a)	1,300,067
	Food Products - 1.85%
25,270	Mondelez International, Inc.	1,150,038
	Health Care Equipment & Supplies - 5.91%
33,100	Baxter International, Inc.	1,496,782
125,154	Wright Medical Group N.V. (a)	2,173,925
		3,670,707
	Hotels, Restaurants & Leisure - 2.30%
157,130	Del Taco Restaurants, Inc. (a)	1,429,883
	Industrial Conglomerates - 3.40%
47,740	Johnson Controls, Inc.	2,112,972
	Insurance - 2.49%
44,020	Allied World Assurance Company Holdings, AG	1,546,863
	IT Services - 5.47%
19,330	Fidelity National Information Services, Inc.	1,424,235
53,930	Paypal Holdings, Inc. (a)	1,968,984
		3,393,219
	Leisure Products - 1.57%
20,350	Vista Outdoor, Inc. (a)	971,306
	Media - 8.06%
48,610	Nexstar Broadcasting Group, Inc.	2,312,864
68,580	Tribune Co.	2,686,964
		4,999,828

	Metals & Mining - 1.84%
12,630	Kaiser Aluminum Corp.	1,141,878
	Multi-Utilities - 6.75%
94,310	MDU Resources Group, Inc.	2,263,440
128,420	NRG Energy, Inc.	1,925,016
		4,188,456
	Oil, Gas & Consumable Fuels - 4.51%
16,340	EOG Resources, Inc.	1,363,083
19,030	Occidental Petroleum Corp.	1,437,907
		2,800,990
	Pharmaceuticals - 8.70%
49,250	Pfizer, Inc.	1,734,092
32,590	Teva Pharmaceutical Industries Ltd. - ADR	1,636,996
42,719	Zoetis, Inc.	2,027,444
		5,398,532
	Real Estate Investment Trusts (REITs) - 3.53%
75,220	Equity Commonwealth (a)	2,191,159
	Real Estate Management & Development - 3.78%
123,740	Kennedy-Wilson Holdings, Inc.	2,346,110
	Technology Hardware, Storage & Peripherals - 2.62%
88,830	Hewlett Packard Enterprise Co.	1,622,924
	Total Common Stocks (Cost $53,421,160)	$60,454,179

	SHORT TERM INVESTMENTS - 2.41%
	Money Market Funds - 2.41%
1,498,372	Fidelity Institutional Money Market Portfolio - Institutional Class, 0.27%	$1,498,372
	Total Short Term Investments (Cost $1,498,372)	$1,498,372

	Total Investments - 99.82% (Cost $54,919,532)	$61,952,551
	Other Assets in Excess of Liabilities - 0.18%	110,234
	TOTAL NET ASSETS - 100.00%	$62,062,785

Percentages are stated as a percent of net assets.

ADR -	American Depository Receipt

(a)	Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

Keeley Funds, Inc.
Notes to the Schedule of Investments
June 30, 2016 (Unaudited)

1)  Securities Lending

The series of Keeley Funds, Inc. (each a “Fund” and collectively the “Funds”) may lend their portfolio securities to banks, brokers and dealers. This activity is subject to an agreement where U.S. Bank, N.A. acts as the Funds’ agent. When loaning securities, a Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Pursuant to this agreement, income earned from the securities lending program is paid to a Fund, net of any fees paid to U.S. Bank N.A. Lending of the Funds’ securities exposes the Funds to risks such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral in instances when the value of the collateral is less than the loaned securities, (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or (iv) the Funds may experience losses related to the reinvestment of collateral. To minimize certain of these risks, the borrower must agree to maintain collateral with the Funds’ custodian, marked-to-market daily, in the form of cash and/or U.S. government obligations, in an amount at least equal to 100% of the market value of securities. The value of the collateral requirement is determined based upon the closing price of a borrowed security, with the collateral balance adjusted the following business day. Although there is no specified time limit regarding how long a security may be on loan, the Funds or the borrower may request that a security on loan be returned at any time. If the Funds’ request that a specific security be returned, and the borrower fails to return such security, the Funds will be able to retain the borrower’s collateral.

As of June 30, 2016, KSCVF received cash collateral for the common stocks out on loan of $23,971,215 which is available to offset the market value of KSCVF securities on loan of $23,599,471. The investment of this cash collateral into a repurchase agreement and money market funds is presented in KSCVF’s Schedule of Investments as “Investments Purchased with Proceeds from Securities Lending Collateral”. KSDVF, KSMVF, KMCVF, KMDVF and KACVF did not have any securities on loan as of June 30, 2016.

2)  Significant Accounting Policies

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the following three broad categories:

Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Funds have access at the date of measurement.

Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participants would use to price the asset or liability based on the best available information.

Keeley Small Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$ 1,040,963,197	$ -	$ -	$ 1,040,963,197
Investments Purchased with Proceeds from Securities Lending	1,471,215	22,500,000	-	23,971,215
Short Term Investments	33,654,223	-	-	33,654,223

Total Investments in Securities	$ 1,076,088,635	$ 22,500,000	$ -	$ 1,098,588,635

Keeley Small Cap Dividend Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$ 95,225,399	$ -	$ -	$ 95,225,399
Short Term Investments	2,293,451	-	-	2,293,451

Total Investments in Securities	$ 97,518,850	$ -	$ -	$ 97,518,850

Keeley Small-Mid Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$ 150,619,640	$ -	$ -	$ 150,619,640
Short Term Investments	3,081,759	-	-	3,081,759

Total Investments in Securities	$ 153,701,399	$ -	$ -	$ 153,701,399

Keeley Mid Cap Dividend Value Fund

Common Stocks*	$ 82,774,161	$ -	$ -	$ 82,774,161
Short-Term Investments	3,658,359	-	-	3,658,359

Total Investments in Securities	$ 86,432,520	$ -	$ -	$ 86,432,520

Keeley All Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$ 60,454,179	$ -	$ -	$ 60,454,179
Short-Term Investments	1,498,372	-	-	1,498,372

Total Investments in Securities	$ 61,952,551	$ -	$ -	$ 61,952,551

*See the Schedule of Investments for the investments detailed by industry classification.

There were no transfers between Levels 1, 2 or 3 at June 30, 2016 for the Funds. Transfers between levels are identified at the end of the reporting period.

3)  Federal Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows:1

	KEELEY Small Cap Value Fund	KEELEY Small Cap Dividend Value Fund	KEELEY Small-Mid Cap Value Fund	KEELEY Mid Cap Dividend Value Fund	KEELEY All Cap Value Fund

Cost of Investments	$930,718,951	$83,892,154	$120,558,604	$72,018,589	$54,919,532
Gross unrealized appreciation on investments	236,373,045	19,295,250	40,899,563	16,864,070	9,014,374
Gross unrealized depreciation on investments	(68,503,362)	(5,668,554)	(7,756,768)	(2,450,140)	(1,981,355)
Net unrealized appreciation / (depreciation)	$167,869,684	$13,626,696	$33,142,795	$14,413,931	$7,033,019

1Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal tax information, please refer to the Notes to the Financial Statements section in the Funds’ most recent annual or semi-annual report.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Keeley Funds, Inc.

By (Signature and Title)  /s/ Kevin Keeley
                                            Kevin Keeley, President

Date   8/16/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kevin Keeley
                                              Kevin Keeley, President

Date  8/16/2016

By (Signature and Title)* /s/ Robert Kurinsky
                                              Robert Kurinsky, Treasurer

Date  8/16/2016

* Print the name and title of each signing officer under his or her signature.